Taxes (Details) - Schedule of Components of the Income Tax Expense (Benefit) - PRC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxes (Details) - Schedule of Components of the Income Tax Expense (Benefit) [Line Items]
PRC	$ (62)		$ 777,221
PRC	115,093	(121,113)
Total	$ 115,031	$ (121,113)	$ 777,221